Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	[1]	R$ 84,532	R$ 95,864
Marketable securities		111,313	245,942
Trade receivables		863,244	697,512
Inventories		276,781	300,509
Prepayments		80,993	71,870
Taxes recoverable		20,813	19,041
Income tax and social contribution recoverable		13,631	16,841
Other receivables		1,304	2,085
Other receivables - related parties		13,714	7,157
Total current assets		1,466,325	1,456,821
Non-current assets
Judicial deposits		154,452	207,188
Deferred income tax and social contribution		208,849	205,453
Equity accounted investees		52,184	64,484
Other investments and interests in entities		1,608	9,879
Property, plant and equipment		160,952	151,492
Intangible assets and goodwill		5,160,785	5,307,563
Total non-current assets		5,738,830	5,946,059
Total Assets		7,205,155	7,402,880
Current liabilities
Bonds		264,484	541,763
Suppliers		240,192	221,291
Reverse factoring	[2]	302,608	263,948
Lease liabilities		22,133	17,078
Income tax and social contribution payable		2,146	0
Taxes payable		4,583	7,821
Salaries and social contributions		101,958	104,406
Contractual obligations and deferred income		40,565	32,815
Accounts payable for business combination		215,237	216,728
Other liabilities		19,944	26,382
Other liabilities - related parties		30,322	15,060
Total current liabilities		1,244,172	1,447,292
Non-current liabilities
Bonds		497,521	250,000
Lease liabilities		89,240	79,579
Accounts payable for business combination		221,363	397,392
Provision for tax, civil and labor losses		157,123	697,990
Other liabilities		2,425	9,836
Total non-current liabilities		967,672	1,434,797
Total current and non-current liabilities		2,211,844	2,882,089
Shareholder's Equity
Share capital		4,820,815	4,820,815
Capital reserve		90,909	89,627
Treasury shares		(74,641)	(59,525)
Accumulated profit (loss)		154,928	(331,559)
Shareholder's Equity excluding interest of non-controlling shareholders		4,992,011	4,519,358
Interest of non-controlling shareholders		1,300	1,433
Total Shareholder's Equity		4,993,311	4,520,791
Total Liabilities and Shareholder's Equity		R$ 7,205,155	R$ 7,402,880

[1]	The Company invests in short-term fixed-income investment funds with daily liquidity and no material risk of a change in value. Financial investments presented an average gross yield of 106% of the annual CDI rate on December 31, 2024 (104% on December 31, 2023). All investments are highly liquid investments that are readily convertible to known amounts of cash, and which are subject to an insignificant risk of changes in value and correspond to the cash obligations for the period.
[2]	As of December 31, 2024, the balance of reverse factoring was R$ 302,608 (R$ 263,948 as of December 31, 2023), and the discount rates of assignment operations carried out by our suppliers with financial institutions had a weighted average of 1.15% per month (for the year ended December 31, 2023, the weighted average was 1.05% per month) and a maximum payment term of 360 days. The balance is initially recognized in net of the present value adjustment, which is subsequently recognized as a financial expense.